SCHEDULE OF LOANS PAYABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Opening balance	$ 85,058	$ 86,571
Repayment of loans payable	(83,372)	(6,747)
Accretion expense		5,234
Ending balance	$ 1,686	$ 85,058